EX-1
FORM ABS-15G/A Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity(1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator(2)(3)			Assets that were Subject of Demand(3)(4)			Assets that were Repurchased or Replaced(3)(4)(5)			Assets Pending Repurchase or Replacement (within Cure Period)(4)(6)(7)			Demand in Dispute(4)(6)(8)			Demand Withdrawn(4)(6)(9)			Demand Rejected(4)(6)(10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages

WFCM Commercial Mortgage Trust 2018-C45, Commercial Mortgage Pass-Through Certficates, Series 2018-C45	X	Wells Fargo Bank, National Association	14	271,350,036.00	41.19	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1741690		Barclays Bank PLC	11	172,882,585.00	26.24	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	7	113,800,000.00	17.27	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC(11)	17	100,732,798.00	15.29	1	6,830,674.00	1.14	0	0.00	0.00	1	6,830,674.00	1.14	1	6,830,674.00	1.14	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			49	658,765,419.00	100.00	1	6,830,674.00	1.14	0	0.00	0.00	1	6,830,674.00	1.14	1	6,830,674.00	1.14	0	0.00	0.00	0	0.00	0.00

Commercial Mortgages Asset Class Total			1108	4,644,731,164.41.00		4	28,819,090.00		3	21,988,416.00		2	38,930,674.00		10	44,811,586.00		0	0.00		9	37,980,912.00

1)      In connection with the preparation of this filing, we have gathered the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x)

2)     "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns d-f)

3)      Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For columns d-l)

4)     Includes only new demands received during the reporting period. (For columns g-i) In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

5)     Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l)

6)      Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the last day of the Rule 15Ga-1 Reporting Period. (For columns m-x)

7)     Includes assets that are subject to a demand and within the cure period. (For columns m-o)

8)     Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

9)     Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced and remains in the transaction. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

10)    Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the Rule 15Ga-1 Reporting Period. (For columns v-x)

11)    LNR Partners, LLC ("LNR"), as special servicer for Loan No. 27 (5800 N. Course, LLC, the "Loan") claimed in a letter dated November 4, 2022, that C-III Commercial Mortgage LLC ("C-III", as the Mortgage Loan Seller) breached certain representations and warranties (the "RWs") made in the related mortgage loan purchase agreement due to the intent and execution of a cash flow sweep at origination of the Loan. LNR has demanded C-III repurchase the Loan due to a breach of the RWs. In a letter dated November 18, 2022, C-III acknowledged receipt of the LNR repurchase request and it is disputing LNR's breach allegation.